SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Classification of Other Securitization Details
Commercial paper	$ 11,470,000,000	$ 21,286,000,000
Citi-administered asset-backed commercial paper conduits (ABCP)
Classification of Other Securitization Details
Weighted average life of commercial paper issued by conduits	38 days	37 days
Floor price of conduit's assets	200,000,000
Citi-administered asset-backed commercial paper conduits (ABCP) | Minimum
Classification of Other Securitization Details
Weighted average life of commercial paper	25 days
Letters of credit as percentage of conduit assets	8.00%
Citi-administered asset-backed commercial paper conduits (ABCP) | Maximum
Classification of Other Securitization Details
Weighted average life of commercial paper	45 days
Letters of credit as percentage of conduit assets	10.00%
Citi-administered asset-backed unconsolidated commercial paper conduits (ABCP)
Classification of Other Securitization Details
Commercial paper	131,000,000
Notional exposure under program-wide liquidity agreement	600,000,000
Assets held by unconsolidated government guaranteed loan conduit	7,600,000,000
Citi-administered asset-backed consolidated commercial paper conduits (ABCP)
Classification of Other Securitization Details
Letters of credit provided to conduits	2,100,000,000
Commercial paper	11,700,000,000
Municipal securities tender option bond trusts (TOBs)
Classification of Other Securitization Details
The threshold ownership percentage on Residual value of customers TOBs for which the reimbursement agreement applied	25.00%
Municipal bonds owned by trusts, that have credit guarantee provided by the Company	184,000,000
Liquidity agreements, customer TOB trust	4,900,000,000
Liquidity agreements, other trusts	6,400,000,000
Notional amount of offsetting reimbursement agreements	3,600,000,000
Floater inventory held by entity	$ 203,000,000